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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended  03/31/00
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Willis Investment Management Company
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Address:   501 Faulconer Drive, Suite 2B
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           Charlottesville, VA  22903
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Form 13F File Number:  28-06713
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Willis
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Title:     President
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Phone:     (434) 977-3348
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Signature, Place, and Date of Signing:

   JAMES H. WILLIS                 Charlottesville, VA             10/12/01
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -
Form 13F Information Table Entry Total:
                                            ---
Form 13F Information Table Value Total:
                                            ---------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -
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
                               MARCH-01    FORM 13 F INFORMATION TABLE

        Column 1                 Column 2       Column 3         Column 4       Column 5
--------------------------    ---------------   ------------   --------------   -----------
    Name of Security          Title of Class       Cusip       Value (000's)      Shares
Abbott Labs                   Common            002824100                665        14,100
Agilent Technologies          Common            00846U101                424        13,810
Albertson's                   Common            013104104                464        14,600
American Intl. Group          Common            026874107              7,223        89,732
Amgen                         Common            031162100              1,315        21,850
Anadarko Petroleum            Common            032511107              2,299        36,635
Anheuser Busch                Common            035229103              1,988        43,284
Automatic Data Proc.          Common            053105103              9,257       170,238
BPAmoco                       Common            G15596110                313         6,316
Bank America                  Common            060505104                506         9,256
Biogen                        Common            090597105                743        11,750
Bristol-Myers Squibb          Common            110122108                734        12,362
Chevron                       Common            16945Q106                587         6,688
Cintas                        Common            172908105              3,686        93,528
Cisco Systems                 Common            17275R102                435        27,523
Clorox                        Common            189054109                264         8,400
Coca-Cola                     Common            191216100              3,524        78,041
Disney, Walt                  Common            254687106              1,627        56,909
Donnelley, R.R.               Common            257867101                242         9,250
Dover                         Common            260003108              3,784       105,595
Dow Chemical                  Common            260543103                284         9,000
EMC                           Common            268648102                335        11,420
Exxon Mobil                   Common            30231G102                956        11,803
Gannett                       Common            364730101              1,797        30,100
General Electric              Common            269604103              4,492       107,322
Gillette                      Common            375766102              1,446        46,406

                               MARCH-01    FORM 13 F INFORMATION TABLE

        Column 1                Column 6        Column 7       Column 8
--------------------------   ----------------   ------------   -------------
    Name of Security         Discretionary
Abbott Labs                           14,100                   Sole
Agilent Technologies                  13,810                   Sole
Albertson's                           14,600                   Sole
American Intl. Group                  89,732                   Sole
Amgen                                 21,850                   Sole
Anadarko Petroleum                    36,635                   Sole
Anheuser Busch                        43,284                   Sole
Automatic Data Proc.                 170,238                   Sole
BPAmoco                                6,316                   Sole
Bank America                           9,256                   Sole
Biogen                                11,750                   Sole
Bristol-Myers Squibb                  12,362                   Sole
Chevron                                6,688                   Sole
Cintas                                93,528                   Sole
Cisco Systems                         27,523                   Sole
Clorox                                 8,400                   Sole
Coca-Cola                             78,041                   Sole
Disney, Walt                          56,909                   Sole
Donnelley, R.R.                        9,250                   Sole
Dover                                105,595                   Sole
Dow Chemical                           9,000                   Sole
EMC                                   11,420                   Sole
Exxon Mobil                           11,803                   Sole
Gannett                               30,100                   Sole
General Electric                     107,322                   Sole
Gillette                              46,406                   Sole

                                                FORM 13 F INFORMATION TABLE

        Column 1                 Column 2       Column 3         Column 4       Column 5
--------------------------    ---------------   ------------   --------------   -----------
    Name of Security          Title of Class       Cusip       Value (000's)      Shares
Grainger, WW                  Common            384802104                361        10,684
Halliburton                   Common            406216101                498        13,553
Harcourt General              Common            41163G101                486         8,738
Hewlett-Packard               Common            428236103              3,710       118,661
IMS Health                    Common            449934108                283        11,400
Intel                         Common            458140100              1,660        63,105
Johnson & Johnson             Common            478160104              5,147        58,863
M & T Bank                    Common            55261F104                765        10,955
Marriott International        Com-Cl A          571903202                514        12,500
Merck                         Common            589331107              5,937        78,234
Microsoft                     Common            594918104              1,215        22,234
Minnesota Mining & Mfg.       Common            604059105                550         5,300
Noble Affiliates              Common            654894104              1,126        26,996
PNC Bank                      Common            693475105                542         8,000
Pepsico                       Common            713448108                760        17,300
Procter & Gamble              Common            742718109              9,190       146,818
SBC Communications            Common            78387G103                290         6,516
Schlumberger                  Common            806857108              1,454        25,250
Sun Microsystems              Common            866810104                167        10,920
Sun Trust Banks               Common            867914103                310         4,797
Sysco                         Common            871829107              6,980       263,303
Union Pacific                 Common            907818108                504         8,976
United Parcel Service         Common            911312106                542         9,526
Verizon Communications        Common            92343V104                253         5,132
Wal-Mart Stores               Common            931142103                207         4,100
Wrigley, Wm. Jr.              Common            982526105              2,402        49,790

                                                FORM 13 F INFORMATION TABLE

        Column 1                 Column 6        Column 7       Column 8
--------------------------    ----------------   ------------   -------------
    Name of Security          Discretionary
Grainger, WW                           10,684                   Sole
Halliburton                            13,553                   Sole
Harcourt General                        8,738                   Sole
Hewlett-Packard                       118,661                   Sole
IMS Health                             11,400                   Sole
Intel                                  63,105                   Sole
Johnson & Johnson                      58,863                   Sole
M & T Bank                             10,955                   Sole
Marriott International                 12,500                   Sole
Merck                                  78,234                   Sole
Microsoft                              22,234                   Sole
Minnesota Mining & Mfg.                 5,300                   Sole
Noble Affiliates                       26,996                   Sole
PNC Bank                                8,000                   Sole
Pepsico                                17,300                   Sole
Procter & Gamble                      146,818                   Sole
SBC Communications                      6,516                   Sole
Schlumberger                           25,250                   Sole
Sun Microsystems                       10,920                   Sole
Sun Trust Banks                         4,797                   Sole
Sysco                                 263,303                   Sole
Union Pacific                           8,976                   Sole
United Parcel Service                   9,526                   Sole
Verizon Communications                  5,132                   Sole
Wal-Mart Stores                         4,100                   Sole
Wrigley, Wm. Jr.                       49,790                   Sole